Schedule of Senior Convertible Notes Payable (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Less debt discount	$ (685,000)	$ 0
Total senior convertible notes payable, net	139,000
Senior Notes [Member]
Debt Instrument [Line Items]
Senior convertible notes payable	824,000
Less debt discount	(685,000)
Total senior convertible notes payable, net	$ 139,000